Share capital - Stock Option Plans (Details)	May 16, 2025 EUR (€) shares € / shares	Feb. 18, 2025 uSDollarPerEuro EUR (€) € / shares	Dec. 31, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share)			€ 0.03
2025 Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | €		8,000
Par value per share (euro per share)	€ 0.03	€ 0.03
Sale of stock price		€ 3.36
Sale of stock price | €	€ 2.97
Share-based compensation, service period		10 years
Stock option exercised period		10 years
Share-Based Compensation, Vesting Period | uSDollarPerEuro		0.3333
Executive Board and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	1,241,005